SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 9) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000	$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000	94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Interim financial information
Revenue recognition
Sales				339,600,000	316,800,000	343,000,000	322,800,000	347,900,000	281,900,000	354,000,000	325,100,000	272,500,000	246,600,000
Operating income				32,500,000	27,800,000	19,700,000	27,800,000	40,600,000	25,400,000	31,500,000	22,300,000	34,800,000	18,000,000
Transportation Systems
Revenue recognition
Sales	138,800,000			131,700,000										257,400,000	257,500,000			513,500,000	427,100,000	383,000,000	314,300,000
Operating income	32,200,000			23,400,000										45,400,000	41,300,000			76,300,000	66,900,000	51,800,000	56,400,000
Transportation Systems | Interim financial information
Revenue recognition
Sales				131,700,000		117,500,000	111,100,000	110,300,000	88,200,000	107,900,000	106,900,000	98,700,000	69,500,000
Operating income				23,400,000		9,200,000	17,100,000	26,600,000	14,000,000	12,200,000	10,000,000	22,300,000	7,300,000
Defense Systems
Revenue recognition
Sales	103,200,000			80,700,000										184,400,000	164,000,000			375,400,000	390,700,000	368,200,000	287,500,000
Operating income	300,000			6,100,000										1,500,000	12,100,000			34,600,000	29,800,000	31,600,000	19,900,000
Defense Systems | Interim financial information
Revenue recognition
Sales				80,700,000		106,500,000	85,600,000	104,100,000	94,500,000	123,000,000	106,600,000	63,900,000	74,700,000
Operating income				6,100,000		7,100,000	4,000,000	10,800,000	7,900,000	12,200,000	6,000,000	6,800,000	6,600,000
Mission Support Services
Revenue recognition
Sales	122,200,000			126,900,000										235,600,000	234,400,000			491,400,000	476,500,000	4,449,000	420,600,000
Operating income	3,600,000			4,600,000										7,800,000	9,100,000			21,900,000	23,900,000	27,900,000	25,900,000
Mission Support Services | Interim financial information
Revenue recognition
Sales				126,900,000		118,700,000	125,900,000	133,100,000	98,800,000	122,400,000	111,300,000	109,400,000	101,800,000
Operating income				4,600,000		5,700,000	8,000,000	5,100,000	5,100,000	7,700,000	7,500,000	7,100,000	5,600,000
Unallocated corporate expenses and other
Revenue recognition
Operating income	(1,500,000)			(1,600,000)										(1,800,000)	(2,200,000)			(4,800,000)	(7,100,000)	(4,700,000)	(6,300,000)
Unallocated corporate expenses and other | Interim financial information
Revenue recognition
Operating income				(1,600,000)		(2,300,000)	(1,300,000)	(1,900,000)	(1,600,000)	(600,000)	(1,200,000)	(1,400,000)	(1,500,000)
Other
Revenue recognition
Sales	100,000			300,000										300,000	500,000			1,100,000	1,300,000	2,100,000	3,500,000
Other | Interim financial information
Revenue recognition
Sales				$ 300,000		$ 300,000	$ 200,000	$ 400,000	$ 400,000	$ 700,000	$ 300,000	$ 500,000	$ 600,000